Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Short-term lease expenses	$ 11	$ 16
Operating lease expenses	155	148
Right-of-use asset	416	454
Operating lease liabilities	$ 417	$ 453
Other assets	Other assets	Other assets
Other liabilities	Other liabilities	Other liabilities
Weighted average remaining lease term	6 years	6 years 7 months 6 days
Weighted average discount rate	2.90%	3.00%
Leased assets obtained in exchange for operating lease obligations	$ 116	$ 131
Operating cash outflow for amounts included in the measurement of operating lease obligations	155	148
Depreciation expense on equipment operating leases	$ 277	$ 266	$ 250
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years